Nuveen Tradewinds Global All-Cap Fund
Nuveen Tradewinds Global All-Cap Fund

Important Notice Regarding Proposed Reorganization

The Board of Trustees of the Fund has approved the reorganization of the Fund into Nuveen NWQ Global Equity Income Fund, a series of Nuveen Investment Trust that is advised by Nuveen Fund Advisors, LLC and sub-advised by NWQ Investment Management Company, LLC. The reorganization must be approved by shareholders of the Fund. A special meeting of shareholders for the purpose of voting on the reorganization was originally scheduled for November 8, 2016, but has been adjourned to allow for the further solicitation of proxies. It is anticipated that the reorganization will be consummated shortly after shareholder approval, if obtained. More information about the proposed reorganization is contained in proxy materials sent to Fund shareholders in late September 2016. The Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the special shareholder meeting (August 12, 2016) will not be entitled to vote those shares at the special meeting.
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 14 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 16 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Global All-Cap Fund - USD ($)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Global All-Cap Fund		Class A	Class C	Class R3	Class I
Management Fees	[1]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.38%	0.38%	0.39%	0.38%
Total Annual Fund Operating Expenses		1.34%	2.09%	1.60%	1.09%
Fee Waivers and/or Expense Reimbursements	[2]	(0.14%)	(0.14%)	(0.15%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.20%	1.95%	1.45%	0.95%
[1]	Management Fees have been restated to reflect current contractual fees.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse other Fund expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.55% after November 30, 2017) of the average daily net assets of any class of Fund shares. The expense limitation expiring November 30, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Tradewinds Global All-Cap Fund - USD ($)	A	C	R3	I
1 Year	$ 690	$ 198	$ 148	$ 97
3 Years	962	641	490	333
5 Years	1,254	1,111	857	587
10 Years	$ 2,083	$ 2,410	$ 1,888	$ 1,316

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Global All-Cap Fund - USD ($)	A	C	R3	I
1 Year	$ 690	$ 198	$ 148	$ 97
3 Years	962	641	490	333
5 Years	1,254	1,111	857	587
10 Years	$ 2,083	$ 2,410	$ 1,888	$ 1,316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. The Fund invests at least 40%, and may invest up to 75%, of its net assets in non-U.S. equity securities. The Fund may invest up to 25% of its net assets in equity securities of companies located in emerging market countries. The Fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the Fund’s net assets may be invested in equity securities of companies located in a single non-U.S. country. The Fund’s investment strategy is not designed to track the performance of any specific benchmark.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries as such countries may have a higher degree of economic instability, unsettled securities laws and inconsistent regulatory systems.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2016 was 6.78%. The performance of the other share classes will differ due to their different expense structures.

During the nine-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 27.13% and -15.89%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Total Returns - Nuveen Tradewinds Global All-Cap Fund		Inception Date	1 Year	5 Years	Since Inception
Class A		Mar. 28, 2006	(11.07%)	(2.16%)	5.01%
Class A | (return after taxes on distributions)		Mar. 28, 2006	(11.18%)	(2.49%)	4.33%
Class A | (return after taxes on distributions and sale of Fund shares)		Mar. 28, 2006	(5.96%)	(1.43%)	4.00%
Class A | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]				4.22%
Class A | Lipper Global Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				4.02%
Class C		Mar. 28, 2006	(6.35%)	(1.73%)	4.87%
Class C | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]				4.22%
Class C | Lipper Global Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				4.02%
Class R3		Mar. 03, 2009	(5.90%)	(1.25%)	11.15%
Class R3 | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]				15.19%
Class R3 | Lipper Global Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				13.60%
Class I		Mar. 28, 2006	(5.40%)	(0.75%)	5.90%
Class I | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]				4.22%
Class I | Lipper Global Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				4.02%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]		(2.36%)	6.09%
Lipper Global Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		(4.12%)	5.46%
[1]	A free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Global Multi-Cap Value Funds Category.